TAXES	12 Months Ended
Jul. 31, 2019
TAXES
TAXES

NOTE 12 – TAXES

(a) Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

ATIF HK is subject to Hong Kong profits tax at a rate of 16.5%. However, it did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended July 31, 2019, 2018, and 2017, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Huaya and Qianhai were incorporated in the PRC. Under the Income Tax Laws of the PRC, these companies are subject to income tax rate of 25%

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended July 31,
	2019	2018	2017
	%	%	%
China income tax rate	25.0	25.0	25.0
Permanent difference on non-deductible expenses	0.1	1.9	0.3
Utilization of the VIE’s Net Operating Loss (“NOL”) from prior years	(1.7)	—	—
Losses incurred in foreign entities (BVI and HK) that are non-deductible	15.8	—	—
Effective tax rate	39.2	26.9	25.3

The provision for income tax consists of the following:

	For the years ended July 31,
	2019	2018	2017
Current income tax provision
BVI	$—	$—	$—
Hong Kong	—	—	—
China	276,823	716,816	217,025
Subtotal	276,823	716,816	217,025

Deferred income tax provision
BVI	—	—	—
Hong Kong	—	—	—
China	—	—	—
Total income tax provision	$276,823	$716,816	$217,025

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	July 31, 2019	July 31, 2018
Value added tax payable	$91,978	$65,368
Income tax payable	574,778	794,853
Other tax payable	2,313	1,462
Total taxes payable	$669,069	$861,683

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of July 31, 2019 and 2018, the Company did not have any significant unrecognized uncertain tax positions.